Benefit Plans - Schedule of Expected Future Benefit Payments (Details) - Pension Plan [Member] - OneMain Holdings, Inc. [Member]	Dec. 31, 2016 USD ($)
2017	$ 15
2018	15
2019	16
2020	16
2021	17
2022-2026	$ 90